Income Taxes - Schedule of Income Taxes (Details) - Image P2P Trading Group Limited [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income attributed to foreign operations	$ (347,650)	$ (384,055)	$ (1,197,482)	$ (349,234)
Loss attributed to US
Income before tax	(348,940)	(385,603)	(1,197,482)	(349,234)
PRC Statutory Tax at 25% Rate	(86,913)	(96,014)	(299,371)	(87,309)
Effect of tax exemption and operating losses	86,913	96,014	299,371	87,309
Income tax